STOCK GRANTED FOR SERVICES AND FINANCING - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Stock Based Compensation Disclosure [Line Items]
Issuance of common for services			$ 324,270	$ 3,284,250
Share-based Compensation	1,323,883	450,600	505,509	17,300
Common Stock
Stock Based Compensation Disclosure [Line Items]
Issuance of common stock for services (in shares)			1,637,500	11,395,000
Issuance of common for services			1,637	11,395
Service | Common Stock
Stock Based Compensation Disclosure [Line Items]
Issuance of common stock for services (in shares)			1,637,500
Issuance of common for services			202,270
Service | Convertible Series G
Stock Based Compensation Disclosure [Line Items]
Issuance of common stock for services (in shares)			4,000
Issuance of common for services			$ 122,000